NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenues	$ 5,319,014	$ 2,997,338	$ 5,124,750	$ 6,457,295	$ 2,940,768	$ 3,613,786	$ 3,223,678	$ 3,622,269	$ 4,343,291	$ 15,259,235	$ 14,522,813	$ 17,520,151	$ 14,803,024
Sales of products acquired from our HKJV
Revenues												15,218,162	13,098,923
Sales of GFCI's and ventilation fans
Revenues	$ 747,332		$ 455,461							$ 2,011,208	$ 1,577,191	$ 2,301,989	$ 1,704,101